Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	May 17, 2013
Document And Entity Information
Entity Registrant Name	SimplePons, Inc.
Entity Central Index Key	0000885475
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 3,447,647
Entity Common Stock, Shares Outstanding		87,470,870
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Amendment Description

The purpose of this Amendment No. 1 (this “Amendment”) to Current Report on Form 8-K of SimplePons, Inc. (the “Company”), filed with the Securities and Exchange Commission on February 14, 2013 (the “Original Report”), is to provide the financial statements and pro forma financial information as required by Item 9.01 of Form 8-K.

Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Cash	$ 1,761	$ 26,789
Accounts receivable	105,050	72,361
Inventory	166,428	207,999
Advances and deposits	78,264	36,617
Investment tax credits recoverable	25,030	25,030
Prepayments	3,015	26,485
TOTAL CURRENTS ASSETS	379,548	395,281
PROPERTY AND EQUIPMENT, NET	13,993	17,100
TOTAL ASSETS	393,541	412,381
LIABILITIES
Bank indebtedness	59,873	10,037
Accounts payable and accrued liabilities	442,149	339,737
Customer deposits	123,050	154,893
Advances from shareholders	315,821	118,021
Promissory note payable	438,386	122,914
TOTAL CURRENT LIABILITIES	1,379,279	745,602
STOCKHOLDERS' (DEFICIT)
Common stock, $0.01 par value, unlimited authorized common shares, 10,864 shares outstanding as of December 31, 2012 and 2011.	109	109
Accumulated other comprehensive income	(26,744)	(16,589)
Accumulated deficit	(959,103)	(316,741)
TOTAL STOCKHOLDERS' DEFICIT	(985,738)	333,221
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 393,541	$ 412,381

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	10,864	10,864
Common stock, shares outstanding	10,864	10,864

Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 1,755,491	$ 2,890,425
Cost of sales	952,612	1,328,187
Gross Profit	802,879	1,562,238
Salaries and benefits	780,829	721,957
Commission	116,388	106,254
Marketing and advertising	36,738	67,737
Professional fees	99,604	29,822
Rent and occupancy	77,076	73,899
Interest and bank charges	48,861	13,894
Travel	90,786	56,574
Telecommunications	42,915	29,209
Repair and maintenance	24,964	25,345
Other operating expense	127,080	133,687
Total Operating Expenses	1,445,241	1,258,378
Net loss for the year before income taxes	(642,362)	303,860
Income taxs
Net loss for the year	(642,362)	303,860
Foreign currency translation adjustment	(10,155)	31,732
Comprehensive (loss) income	$ (652,517)	$ 335,592
(Loss) income per share - basic and diluted	$ (60.06)	$ 30.89
Weighted average number of common shares outstanding	10,864	10,864

Shareholders Equity (USD $)	Number of Shares Issued	Common Stock Value	Accumulated other comprehensive Income / Loss	Accumulated Deficit	Total
Begining Balance, amount at Dec. 31, 2010		$ 109	$ (48,321)	$ (620,601)	$ (668,813)
Begining Balance, shares at Dec. 31, 2010	10,864
Foreign currency translation			31,732		31,732
Net loss for the year				303,860	303,860
Ending balance, amount at Dec. 31, 2011		109	(16,589)	(316,741)	333,221
Ending balance, in shares at Dec. 31, 2011	10,864
Foreign currency translation			(10,155)		(10,155)
Net loss for the year				(642,362)	(642,362)
Ending balance, amount at Dec. 31, 2012		$ 109	$ (26,744)	$ (959,103)	$ (985,738)
Ending balance, in shares at Dec. 31, 2012	10,864

Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net loss for the year	$ (642,362)	$ 303,860
Depreciation	4,567	4,978
Net change in non-cash working capital balances:
Account receivables	(30,939)	(31,501)
Inventory	45,966	125,373
Advances and deposits	(40,644)	(6,218)
Investment tax credits recoverable		(26,036)
Prepayments	23,945	(18,837)
Cash used in operating activities	(639,467)	351,619
INVESTING ACTIVITY
Purchase of property and equipment	(1,098)	(5,056)
Cash Used In Investing Activities	(1,098)	(5,056)
FINANCING ACTIVITIES
Bank indebtedness	49,382	10,320
Accounts payable and accrued liabilities	94,436	(164,571)
Customer deposits	(35,113)	(189,699)
Promissory note payable	311,286
Advances from shareholders	194,271	(23,307)
Cash Provided by Financing Activities	614,262	(367,257)
Effect of foreign currency translation adjustment	801	25,783
Net decrease in cash during the year	(25,502)	(20,694)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	26,789	21,700
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,761	$ 26,789

Note 1. Nature of Operations	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. Nature of Operations

1. NATURE OF OPERATIONS

Eco-Shift Power Corp. (the "Company") was incorporated on May 15, 2008 under the laws of the Province of Ontario, Canada.  The Company is primarily engaged in developing, selling and distributing electrical lighting products.

Note 2. Going Concern	12 Months Ended
Dec. 31, 2012
Liquidity Disclosure [Abstract] (Deprecated 2009-01-31)
Note 2. Going Concern

2. GOING CONCERN

The Company's financial statements are presented on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.  The Company has experienced losses from operations that raise substantial doubt as to its ability to continue as a going concern.

The Company's existence is dependent upon management's ability to develop profitable operations and resolve its liquidity problems. Management anticipates the Company will attain profitable status and improve its liquidity through continued business development and additional equity investment in the Company.  The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

As described in Note 13, subsequent to year end the Company finalized a share exchange agreement with Simplepons, Inc., a Delaware, USA Corporation. As a result of the Share Exchange, the Company is now a wholly-owned subsidiary of Simplepons, Inc. This transaction will be accounted for as reverse merger. Management believes that actions presently being taken to obtain additional funding and implement its new strategic business plan, provide for the opportunity for the Company to continue as a going concern.

Note 3. Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Note 3. Summary of Significant Accounting Policies

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of the Company are in accordance with accounting principles generally accepted in the United States of America.  Presented below are those policies considered particularly significant:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. These estimates are reviewed periodically, and, as adjustments become necessary, they are reported in earnings in the period in which they become known. Areas that require estimation are the provision for inventory obsolescence, allowance for doubtful accounts receivable and useful life of equipment.

Revenue Recognition

The Company's revenue recognition policies are in accordance with Accounting Standards Codification ("ASC") 605, Revenue Recognition. Revenues are recognized when persuasive evidence of an arrangement exists; delivery has occurred and installation is completed; the price to the buyer is fixed or determinable; and collectability is reasonably assured.

Sales are recognized upon passage of title to the customer. This occurs when products are delivered and installed at the customers’ locations in accordance with the terms of the contract with customers.

Revenue on Value-Added Reseller arrangements is earned for training and sale of exclusive territorial rights. The Company recognizes training revenue upon completion of the training program by the resellers. Sales of territorial rights are recognized upon passage of title to the territory.

Cash and Cash Equivalents

Cash and cash equivalents consist of commercial accounts and are carried at cost, which approximates current value. Items are considered to be cash equivalents if the original maturity is three months or less.

Inventory

Inventory, which comprises of electrical lighting materials and supplies, is valued at the lower of cost and market value, with cost being determined on a weighted average basis. The cost of inventory includes purchase price, freight, custom duties and other delivery expenses. Market for materials and supplies is net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less any applicable variable selling costs.

The Company evaluates the carrying value of inventory on a regular basis, taking into account such factors as historical and anticipated future sales compared with quantities on hand and the price the Company expects to obtain for products in the market compared with historical cost.

Warehouse and Selling

Warehousing costs such as rent, salaries and wages of warehouse staff, are included within operating expenses, separate from cost of sales.   Also excluded from cost of sales and included in operating expenses are the costs of selling inventory, which includes shipping costs, sales commissions, trade shows and other promotional costs.

Leases

The Company leases property and equipment in the ordinary course of business. Significant lease obligations relate to the Company’s premises. These leases have varying terms and may or may not include purchase or buyout options and guaranteed residuals. The terms of these leases are considered when determining whether a lease is classified as operating or capital. The expense associated with leases that have escalating payment terms is recognized on a straight-line basis over the life of the lease.

Other leases are classified as operating when lease terms are significantly shorter than the assets' economic useful lives, or minimum lease payments are significantly lower than the purchase cost of the asset. Management expects that in the normal course of business, these leases will be renewed, replaced with new leases, or replaced with fixed asset expenditures.

Property and Equipment

Property and equipment is stated at historical cost less accumulated depreciation. Depreciation, based on the estimated useful lives of the assets, is provided using the below noted annual rates and methods:

Furniture and office equipment	20% declining balance
Computer equipment	30% declining balance
Vehicles	30% declining balance

Foreign Currency Translation

The accounts of the Company were translated into United States dollars in accordance with the provisions of ASC 830, Foreign Currency Matters. In accordance with the provisions of ASC 830, transaction gains and losses on these assets and liabilities are included in the determination of income for the relevant periods. Adjustments resulting from the translation of the financial statements from their functional currency to United States dollars are accumulated as a separate component of accumulated other comprehensive income or loss and have not been included in the determination of income for the relevant periods. The functional currency of the Company is the Canadian dollar.

Income Taxes

The Company accounts for income taxes pursuant to ASC 740, Income Taxes. Deferred tax assets and liabilities are recorded for differences between the financial statement and tax basis of the assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is recorded for the amount of income tax payable or refundable for the period increased or decreased by the change in deferred tax assets and liabilities during the period.

Comprehensive Income

The Company follows ASC 220, Comprehensive Income which establishes standards for reporting and presentation of comprehensive income (loss) and its components in a full set of financial statements. Comprehensive income is presented in the statements of changes in stockholders' equity (deficit), and consists of foreign currency translation adjustments. ASC 220 requires only additional disclosures in the consolidated financial statements and does not affect the Company's financial position or results of operations.

Fair Value of Financial Instruments

The Company measures its financial assets and liabilities in accordance with the requirements of ASC 820, Fair Value Measurements and Disclosures. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying value of the Company's cash, accounts receivable, advances and deposits, bank indebtedness, accounts payable and accrued liabilities, customer deposits, advances from stockholders and promissory notes payable approximates fair value because of the short-term maturity of these instruments.

Earnings or Loss Per Share

The Company accounts for earnings per share pursuant to ASC 260, Earnings per Share, which requires disclosure on the consolidated financial statements of "basic" and "diluted" earnings (loss) per share. Basic earnings (loss) per share are computed by dividing net income (loss) by the weighted average number of common shares outstanding for the year. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus common stock equivalents (if dilutive) related to stock options and warrants for each year.

There were no dilutive financial instruments for the years ended December 31, 2012 and 2011.

Long-Lived Assets

In accordance with ASC 360, Property, Plant and Equipment, long-lived assets to be held and used are analyzed for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The Company evaluates at each balance sheet date whether events and circumstances have occurred that indicate possible impairment. If there are indications of impairment, the Company uses future undiscounted cash flows of the related asset or asset grouping over the remaining life in measuring whether the assets are recoverable. In the event such cash flows are not expected to be sufficient to recover the recorded asset values, the assets are written down to their estimated fair value. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value of the asset less cost to sell.

Accounts Receivable

Accounts receivable are stated at outstanding balances, net of an allowance for doubtful accounts. The allowance for doubtful accounts is established through provisions charged against income. Accounts deemed to be uncollectible are charged against the allowance and subsequent recoveries, if any, are credited to the allowance. Management’s periodic evaluation of the adequacy of the allowance is based on past experience, aging of the receivables, adverse situations that may affect a customer’s ability to pay, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimates that may be susceptible to significant change. Unpaid balances remaining after the stated payment terms are considered past due.

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that recently issued accounting pronouncements adopted do not have a material impact on its financial position or results of operations.

Note 4. Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Note 4. Property and Equipment

4. PROPERTY AND EQUIPMENT

The components of property and equipment are as follows:

	Cost	Accumulated Depreciation	Net 2012	Net 2011
Furniture and office equipment	$11,392	$(4,829)	$6,563	$8,025
Computer equipment	5,025	(2,100)	2,925	4,978
Vehicles	10,107	(5,602)	4,505	4,097
	$26,524	$(12,531)	$13,993	$17,100

Note 5. Bank Indebtedness	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Note 5. Bank Indebtedness	5. BANK INDEBTEDNESS Bank indebtedness represents cheques issued during the year, which were outstanding at year end.

Note 6. Advances from Shareholders	12 Months Ended
Dec. 31, 2012
Note 6. Advances From Shareholders
6. Advances from Shareholders	6. ADVANCES FROM SHAREHOLDERS The advances from shareholders are unsecured, interests bearing and due on demand. Interest of $8,907 (2011: $Nil) were charged by the shareholders.

Note 7. Promissory Notes Payable	12 Months Ended
Dec. 31, 2012
Note 7. Promissory Notes Payable
Note 7. Promissory Notes Payable

7. PROMISSORY NOTES PAYABLE

The details of the promissory notes issued and outstanding at December 31, 2012 and 2011 are as follows:

As at December 31, 2012

Date of	Date of	Amount	Rate of	Security
issuance	maturity	$	interest
March 15, 2010	N/A	100,510	4%	Net assets of the Company
June 10, 2010	N/A	25,128	10%	Net assets of the Company
February 1, 2012	N/A	50,255	10%	Net assets of the Company
November 20, 2012	(a)	77,895	36%	Specific accounts receivable
November 28, 2012	(b)	67,844	36%	Specific accounts receivable
December 11, 2012	December 11, 2013	116,754	12%	Net assets of the Company
		438,386

As at December 31, 2011

Date of	Date of	Amount	Rate of	Security
issuance	maturity	$	interest
March 15, 2010	N/A	98,330	4%	Net assets of the Company
June 10, 2010	N/A	24,584	10%	Net assets of the Company
		122,914

(a)	The above promissory note is secured by a future account receivable for a client order which totalled $125,948. As of December 31, 2012, the Company had not yet completed the job and as such had not recorded the receivable. As discussed in note 13, the Company recollateralized this note and the below note (b) with the account receivable of a new client order and accordingly, the maturity date of these loans have been extended

(b)	The above promissory note is secured by an account receivable on a client order which totalled $75,886. During the year, the Company collected $60,148 and accordingly had an outstanding receivable of $15,738 as of December 31, 2012. At the time of collection, the Company failed to make payment on the promissory note, and accordingly the note is in arrears and remains outstanding. As discussed in note 13, the Company recollateralized this note and the above note (a) with the account receivable of a new client order and accordingly, the maturity date of these loans have been extended.

N/A – These promissory notes do not have any maturity date. Repayment is due when the Company has sufficient working capital to operate without the loans.

Promissory notes amounting to $175,000 have been issued to close family members of the shareholders.

Note 8. Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Note 8. Commitments and Contingencies

8. COMMITMENTS AND CONTINGENCIES

Commitments

The Company leases premises under an operating lease with a five year term in Cambridge, Ontario. Minimum lease commitments under the lease as at December 31, 2012 were:

2013	$80,414
2014	81,942
2015	83,103
2016	83,103
2017	41,857
$370,419

Contingencies

The Company has been named as a co-defendant in a claim by a customer, who is seeking damages of $10,000,000 and return of a deposit of $150,000 which was received by the Company under a Value-Added Reseller arrangement. The Company has filed a counterclaim against the customer for damages of $9,548,560 resulting from the plaintiff’s breach of contract plus punitive damages of $1,000,000 for negligence and loss of business reputation.

Management of the Company believes these claims are without merit and has accrued $150,000 in the financial statements in regards to this claim, as management believes this represents the maximum amount the Company may ultimately be required to pay.

Note 9. Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

9. RELATED PARTY TRANSACTIONS

The Company's transactions with related parties were, in the opinion of the directors, carried out on normal commercial terms or on terms agreed between related parties, and in the ordinary course of the Company's business.

Other than those disclosed elsewhere in the financial statements, there are no other related party transactions.

Note 10. Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Note 10. Income Taxes

Note 11. Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Note 11. Supplemental Cash Flow Information	11. SUPPLEMENTAL CASH FLOW INFORMATION During the year ended December 31, 2012 interest of $45,843 (2011: $10,715) and income taxes of $nil (2011: $nil) were paid.

Note 12. Financial Instruments	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Note 12. Financial Instruments

12. FINANCIAL INSTRUMENTS

Fair Values

The Company’s financial instruments consist of cash, accounts receivable; advances and deposits, accounts payable and accrued liabilities, loans payable, customer deposits and advances from shareholders. The fair values of these financial instruments approximate their carrying values due to the short-term maturity of these instruments. The Company’s only financial instruments carried at fair value on the balance sheet is cash, which is classified at Level 1 and is measured using quoted market prices. Furthermore, there were no transfers of financial instruments between Levels 1, 2, and 3 during the year ended December 31, 2012.

Foreign Currency Risk

Foreign currency risk is the risk that changes in the rates of exchange on foreign currencies will impact the financial position or cash flows of the Company. The Company’s functional currency is the Canadian dollar, thus the Company is exposed to foreign currency risks in relation to certain payables and receivables that are to be settled in US funds. Management monitors its foreign currency exposure regularly to minimize the risk of an adverse impact on its cash flows.

Concentration of Credit Risk

Concentration of credit risk is the risk of loss in the event that certain counterparties are unable to fulfill its obligations to the Company. The Company limits its exposure to credit loss on its cash by placing its cash with high credit quality financial institutions. The Company does not have any cash in excess of federally insured limits. The Company’s financial instruments that are exposed to concentrations of credit risk are primarily accounts receivable.

The Company is exposed to moderate credit risk on its accounts receivable from its customers.  In order to reduce its credit risk, the Company has adopted credit policies which include the analysis of the financial position of its customers and regular review of their credit terms. During the years ended December 31, 2012 and 2011, the Company did not have significant bad debts arising on its accounts receivable and as of December 31, 2012 and 2011, the Company’s allowance for doubtful accounts is $Nil.

Liquidity Risk

Liquidity risk is the risk that the Company’s cash flows from operations will not be sufficient for the Company to continue operating and discharge is liabilities. The Company is exposed to liquidity risk as its continued operation is dependent upon its ability to obtain financing, either in the form of debt or equity, or achieving profitable operations in order to satisfy its liabilities as they come due.

As of December 31, 2012, the Company is in arrears on a promissory note of $67,844 for failure to make repayment upon partial receipt of the secured account receivable during the year. As discussed in note 13, the Company went into arrears on another promissory note of $77,895 upon collecting an account receivable on March 27, 2013 and failing to make the required repayment, however both of the above notes were subsequently recollateralized with the account receivable of a new client order.

Note 13. Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

13. SUBSEQUENT EVENTS

The Company has performed an evaluation of subsequent events through the filing date of these financial statements and has determined there have been the following material subsequent event requiring disclosure.

In January 2013, the Company obtained loans totalling $366,000 from private lenders. The loans are unsecured, interest-bearing at 12% per annum, and mature one year from the date of issue.

On February 5, 2013, the Company finalized a share exchange agreement with Simplepons, Inc., a Delaware, USA Corporation whereby the Simplepons, Inc. issued 1,702,235,971 exchangeable shares for 100% of the common stock of the Company. The exchangeable shares are exchangeable at the option of the holder, each into one share of common stock of the Simplepons, Inc. In addition Simplepons, Inc issued one Series B Preferred share. Among other things, the share of the Series B Preferred has voting rights equal to the number of Exchangeable Shares that are issued and outstanding as of the record date, except for any Exchangeable Shares owned by any subsidiary of Simplepons, Inc.

As a result of the Share Exchange, the Company is now a wholly-owned subsidiary of Simplepons, Inc. This transaction will be accounted for as reverse merger.

On March 27, 2013 the Company collected an account receivable of $125,948, which secures the promissory note of $77,895 mentioned in note 7 (a). At that time, the Company failed to make payment on the note, however the note was recollateralized on May 28, 2013 with the account receivable of a new client order totalling $1,047,823.

Note 3. Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. These estimates are reviewed periodically, and, as adjustments become necessary, they are reported in earnings in the period in which they become known. Areas that require estimation are the provision for inventory obsolescence, allowance for doubtful accounts receivable and useful life of equipment.

Revenue Recognition

Revenue Recognition

The Company's revenue recognition policies are in accordance with Accounting Standards Codification ("ASC") 605, Revenue Recognition. Revenues are recognized when persuasive evidence of an arrangement exists; delivery has occurred and installation is completed; the price to the buyer is fixed or determinable; and collectability is reasonably assured.

Sales are recognized upon passage of title to the customer. This occurs when products are delivered and installed at the customers’ locations in accordance with the terms of the contract with customers.

Revenue on Value-Added Reseller arrangements is earned for training and sale of exclusive territorial rights. The Company recognizes training revenue upon completion of the training program by the resellers. Sales of territorial rights are recognized upon passage of title to the territory.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of commercial accounts and are carried at cost, which approximates current value. Items are considered to be cash equivalents if the original maturity is three months or less.

Inventory

Inventory

Inventory, which comprises of electrical lighting materials and supplies, is valued at the lower of cost and market value, with cost being determined on a weighted average basis. The cost of inventory includes purchase price, freight, custom duties and other delivery expenses. Market for materials and supplies is net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less any applicable variable selling costs.

The Company evaluates the carrying value of inventory on a regular basis, taking into account such factors as historical and anticipated future sales compared with quantities on hand and the price the Company expects to obtain for products in the market compared with historical cost.

Warehouse and Selling

Warehouse and Selling

Warehousing costs such as rent, salaries and wages of warehouse staff, are included within operating expenses, separate from cost of sales.   Also excluded from cost of sales and included in operating expenses are the costs of selling inventory, which includes shipping costs, sales commissions, trade shows and other promotional costs.

Leases

Leases

The Company leases property and equipment in the ordinary course of business. Significant lease obligations relate to the Company’s premises. These leases have varying terms and may or may not include purchase or buyout options and guaranteed residuals. The terms of these leases are considered when determining whether a lease is classified as operating or capital. The expense associated with leases that have escalating payment terms is recognized on a straight-line basis over the life of the lease.

Other leases are classified as operating when lease terms are significantly shorter than the assets' economic useful lives, or minimum lease payments are significantly lower than the purchase cost of the asset. Management expects that in the normal course of business, these leases will be renewed, replaced with new leases, or replaced with fixed asset expenditures.

Property and Equipment

Property and equipment

Property and equipment is stated at historical cost less accumulated depreciation. Depreciation, based on the estimated useful lives of the assets, is provided using the below noted annual rates and methods:

Furniture and office equipment	20% declining balance
Computer equipment	30% declining balance
Vehicles	30% declining balance

Foreign Currency Translation

Foreign Currency Translation

The accounts of the Company were translated into United States dollars in accordance with the provisions of ASC 830, Foreign Currency Matters. In accordance with the provisions of ASC 830, transaction gains and losses on these assets and liabilities are included in the determination of income for the relevant periods. Adjustments resulting from the translation of the financial statements from their functional currency to United States dollars are accumulated as a separate component of accumulated other comprehensive income or loss and have not been included in the determination of income for the relevant periods. The functional currency of the Company is the Canadian dollar.

Income Taxes

Income Taxes

The Company accounts for income taxes pursuant to ASC 740, Income Taxes. Deferred tax assets and liabilities are recorded for differences between the financial statement and tax basis of the assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is recorded for the amount of income tax payable or refundable for the period increased or decreased by the change in deferred tax assets and liabilities during the period.

Comprehensive Income

Comprehensive Income

The Company follows ASC 220, Comprehensive Income which establishes standards for reporting and presentation of comprehensive income (loss) and its components in a full set of financial statements. Comprehensive income is presented in the statements of changes in stockholders' equity (deficit), and consists of foreign currency translation adjustments. ASC 220 requires only additional disclosures in the consolidated financial statements and does not affect the Company's financial position or results of operations.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company measures its financial assets and liabilities in accordance with the requirements of ASC 820, Fair Value Measurements and Disclosures. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying value of the Company's cash, accounts receivable, advances and deposits, bank indebtedness, accounts payable and accrued liabilities, customer deposits, advances from stockholders and promissory notes payable approximates fair value because of the short-term maturity of these instruments.

Earnings or Loss Per Share

Earnings or Loss Per Share

The Company accounts for earnings per share pursuant to ASC 260, Earnings per Share, which requires disclosure on the consolidated financial statements of "basic" and "diluted" earnings (loss) per share. Basic earnings (loss) per share are computed by dividing net income (loss) by the weighted average number of common shares outstanding for the year. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus common stock equivalents (if dilutive) related to stock options and warrants for each year.

There were no dilutive financial instruments for the years ended December 31, 2012 and 2011.

Long-Lived Assets

Long-Lived Assets

In accordance with ASC 360, Property, Plant and Equipment, long-lived assets to be held and used are analyzed for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The Company evaluates at each balance sheet date whether events and circumstances have occurred that indicate possible impairment. If there are indications of impairment, the Company uses future undiscounted cash flows of the related asset or asset grouping over the remaining life in measuring whether the assets are recoverable. In the event such cash flows are not expected to be sufficient to recover the recorded asset values, the assets are written down to their estimated fair value. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value of the asset less cost to sell.

Accounts Receivable

Accounts Receivable

Accounts receivable are stated at outstanding balances, net of an allowance for doubtful accounts. The allowance for doubtful accounts is established through provisions charged against income. Accounts deemed to be uncollectible are charged against the allowance and subsequent recoveries, if any, are credited to the allowance. Management’s periodic evaluation of the adequacy of the allowance is based on past experience, aging of the receivables, adverse situations that may affect a customer’s ability to pay, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimates that may be susceptible to significant change. Unpaid balances remaining after the stated payment terms are considered past due.

Investment Tax Credits Recoverable

Investment Tax Credits Recoverable

Government assistance and tax credits relating to qualifying expenditures, to the extent that there is reasonable assurance of realization, are accounted for using the cost reduction method, whereby the government assistance and tax credits are recorded as reductions against the related expenses or the carrying value of the related assets. Tax credits are subject to review by the Canada Revenue Agency (“CRA”) and any adjustments that may result could reduce the tax credit recorded.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that recently issued accounting pronouncements adopted do not have a material impact on its financial position or results of operations.

Note 4. Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Componets of property and equipment
	Cost	Accumulated Depreciation	Net 2012	Net 2011
Furniture and office equipment	$11,392	$(4,829)	$6,563	$8,025
Computer equipment	5,025	(2,100)	2,925	4,978
Vehicles	10,107	(5,602)	4,505	4,097
	$26,524	$(12,531)	$13,993	$17,100

Note 7. Promissory Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Promissory Notes Issued

As at December 31, 2012

Date of	Date of	Amount	Rate of	Security
issuance	maturity	$	interest
March 15, 2010	N/A	100,510	4%	Net assets of the Company
June 10, 2010	N/A	25,128	10%	Net assets of the Company
February 1, 2012	N/A	50,255	10%	Net assets of the Company
November 20, 2012	(a)	77,895	36%	Specific accounts receivable
November 28, 2012	(b)	67,844	36%	Specific accounts receivable
December 11, 2012	December 11, 2013	116,754	12%	Net assets of the Company
		438,386

As at December 31, 2011

Date of	Date of	Amount	Rate of	Security
issuance	maturity	$	interest
March 15, 2010	N/A	98,330	4%	Net assets of the Company
June 10, 2010	N/A	24,584	10%	Net assets of the Company
		122,914

Note 8. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments
2013	$80,414
2014	81,942
2015	83,103
2016	83,103
2017	41,857
$370,419

Note 10. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Provision for income taxes

	2012	2011

Income tax on accounting loss (income)	99,566	(47,098)
Tax effect of expenses that are not deductible for income tax purposes	-	-
Differences in the depreciation of property and equipment	-	-
Change in valuation allowance	(99,566)	47,098
Income taxes - recovery	$ -	$ -

Deferred income taxes

	2012	2011
Deferred income tax (liability) asset:
Differences in the depreciation of property and equipment	-	-
Non-capital losses available for carry-forward	286,701	117,046
Valuation allowance	(286,701)	(117,046)
Deferred income tax asset:	$ -	$ -

Note 4. Property and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Furniture and office equipment, cost	$ 11,392
Furniture and office equipment, Accumulated Depreciation	(4,829)
Furniture and office equipment, Net	6,563	8,025
Computer equipment, cost	5,025
Computer equipment, Accumulated Depreciation	(2,100)
Computer equipment, Net	2,925	4,978
Vehicles, cost	10,107
Vehicles, Accumulated Depreciation	(5,602)
Vehicles, Net	4,505	4,097
Property and equipment total cost	26,524
Property and equipment, accumulated depriciation	(12,531)
Property and equipment total amount	$ 13,993	$ 17,100

Note 7. Promissory Notes Payable - Promissory Notes Issued (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Promissory note, issued on Mar 15, 2010	$ 100,510	$ 98,330
Promissory note - interest, issued on Mar 15, 2010	400.00%	400.00%
Promissory note, issued on Jun 10, 2010	25,128	24,584
Promissory note - interest, issued on Jun 10, 2010	1000.00%	1000.00%
Promissory note, issued on Feb 1, 2012	50,255
Promissory note - interest, issued on Feb 1, 2012	1000.00%
Promissory note, issued on Nov 20, 2012	77,895
Promissory note - interest, issued on Nov 20, 2012	3600.00%
Promissory note, issued on Nov 28, 2012	67,844
Promissory note - interest, issued on Nov 28, 2012	3600.00%
Promissory note, issued on Dec 11, 2012	116,754
Promissory note - interest, issued on Dec 11, 2012	1200.00%
Promissory note, total amount	$ 438,386	$ 122,914

Note 8. Commitments and Contingencies - Commitments (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Lease payment for 2013	$ 80,414
Lease payment for 2014	81,942
Lease payment for 2015	83,103
Lease payment for 2016	83,103
Lease payment for 2017	41,857
Total	$ 370,419

Note 3. Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Furniture and office equipment	$ 20
Computer equipment	30
Vehicles	$ 30

Note 6. Advances from Shareholders (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Note 6. Advances From Shareholders
Interest expense	$ 8,907

Note 7. Promissory Notes Payable (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 27, 2013	Nov. 28, 2012
Payables and Accruals [Abstract]
Collateral account receivable	$ 15,738	$ 125,948	$ 75,886
Account receivable collected	60,148
Promissory note used by related party	$ 175,000

Note 8. Commitments and Contingencies (Details Narrative) (USD $)	Sep. 22, 2011	Aug. 03, 2011	Jul. 31, 2009
Commitments and Contingencies Disclosure [Abstract]
Damages claimed		$ 10,000,000
Return of deposit		150,000
Counterclaimed	9,548,560
Punitive damages claimed	1,000,000
Continged liability			$ 150,000

Note 10. Income Taxes - Provision for income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax on accounting loss (income)	$ (119,583)	$ 243,280
Tax effect of expenses that are not deductible for income tax purposes
Differences in the depreciation of property and equipment
Change in valuation allowance	119,583	(243,280)
Income taxes - recovery

Note 10. Income Taxes - Deferred income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Differences in the depreciation of property and equipment
Non-capital losses available for carry-forward	411,119	167,839
Valuation allowance	(167,839)	(411,119)
Deferred income tax asset:

Note 10. Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Corporate tax rate	$ 38	$ 38
Deferred tax rate	3800.00%	3800.00%
Valuation allowance	411,119	167,839
Non capital losses	$ 1,081,892	$ 167,839

Note 11. Supplemental Cash Flow Information (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Interest	$ 45,843	$ 10,715

Note 12. Financial Instruments (Details Narrative) (USD $)	Dec. 31, 2012
Investments, All Other Investments [Abstract]
Promisory Note	$ 67,844
Another promissory note	$ 77,895

Note 13. Subsequent Events (Details Narrative) (USD $)	Mar. 27, 2013	Feb. 05, 2013	Jan. 15, 2013
Subsequent Events [Abstract]
Loans obtain - total			$ 366,000
Loans interest			12
Exchangeable shares		1,702,235,971
Shares percentage		100
Account receivable	125,948
Promissory note	$ 77,895